Debt - Long-Term Debt - Additional Information (Details) $ in Thousands			1 Months Ended								12 Months Ended
	Mar. 07, 2025 USD ($)	Mar. 09, 2024 USD ($)	Nov. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2025 USD ($) Loan	Dec. 31, 2024 USD ($) Loan	Dec. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 11, 2021	Nov. 30, 2020 USD ($)	Aug. 31, 2019 USD ($)
Schedule of Debt [Line Items]
Unamortized debt issuance costs											$ 159
Interest expense											21,395	$ 21,183
Long-term debt											108,935
Outstanding debt obligations for which waiver letters were received											8,924	$ 19,365
Other long-term debt payable | Promissory Note
Schedule of Debt [Line Items]
Debt, term									30 years
Proceeds from loans									$ 122
Interest rate									3.75%
Principal and interest deferral period									12 months						24 months
August 2025 Sale-Leaseback Transactions
Schedule of Debt [Line Items]
Sale of aircraft to third party				$ 16,000
Lease term				5 years
Financing obligation component of long-term debt											15,500
November 2025 Sale-Leaseback Transactions
Schedule of Debt [Line Items]
Sale of aircraft to third party			$ 18,500
Lease term			3 years
Repurchase option minimum price			$ 18,500
Financing obligation component of long-term debt											$ 18,500
Notes Payable to Banks
Schedule of Debt [Line Items]
Number of separate loan agreements | Loan											24	30
Unamortized debt issuance costs											$ 159	$ 233
Amortization of debt issuance costs											614	130
Interest expense											$ 8,104	11,587
Minimum
Schedule of Debt [Line Items]
Lease term											5 years
Minimum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term											2 years
Maximum
Schedule of Debt [Line Items]
Lease term											10 years
Maximum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term											15 years
Secured Debt | Line of Credit
Schedule of Debt [Line Items]
Maximum borrowing capacity										$ 12,255			$ 15,250	$ 32,250		$ 27,250	$ 22,255
Floor rate										0.0225
Debt instrument, term											12 years
Late payment, penalty fee, percent											5.00%
Long-term debt											$ 0	3,126
Secured Debt | Line of Credit | Overnight LIBOR
Schedule of Debt [Line Items]
Variable rate										2.25%
Secured Debt | Line of Credit | LIBOR
Schedule of Debt [Line Items]
Variable rate											3.00%
Revolving Credit Facility | Line of Credit
Schedule of Debt [Line Items]
Maximum borrowing capacity		$ 60,000						$ 60,000
Proceeds from loans					$ 3,000	$ 8,713	$ 3,300	$ 44,527
Revolving Credit Facility | Line of Credit | Prime Rate | Variable Rate Component One
Schedule of Debt [Line Items]
Variable rate								1.25%
Revolving Credit Facility | Line of Credit | Prime Rate | Variable Rate Component Two
Schedule of Debt [Line Items]
Variable rate								1.88%
Revolving Credit Facility | Line of Credit | SOFR
Schedule of Debt [Line Items]
Variable rate					1.25%	1.25%	1.25%	1.25%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Three
Schedule of Debt [Line Items]
Variable rate								1.25%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Four
Schedule of Debt [Line Items]
Variable rate		1.50%
Revolving Credit Facility | Line of Credit | Daily Simple SOFR Rate | Variable Rate Component Four
Schedule of Debt [Line Items]
Variable rate								1.25%
Revolving Credit Facility | Line of Credit | LOC Master Note
Schedule of Debt [Line Items]
Outstanding balance											$ 0	$ 59,540
Outstanding balance paid	$ 59,540
Revolving Credit Facility | Line of Credit | LOC Master Note | SOFR
Schedule of Debt [Line Items]
Variable rate												1.50%